INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (3,039,322)	$ (2,467,511)
Intangible assets, net	917,049	1,263,644
Amortization expenses	491,871	520,772	477,043
Estimated amortization expense
2014	467,144
2015	265,599
2016	139,133
2017	42,648
2018	2,525
Trademarks
INTANGIBLE ASSETS, NET
Intangible assets, gross	25,000	25,000
Computer software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 3,931,371	$ 3,706,155